Schedule of investments

Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio

January 31, 2020 (Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Agency Collateralized Mortgage Obligations - 1.67%			Agency Collateralized Mortgage Obligations (continued)
Fannie Mae Connecticut			GNMA
Avenue Securities			Series 2013-113 LY
Series 2017-C01 1M1			3.00% 5/20/43	22,000	$23,325
2.961% (LIBOR01M +			Series 2017-56 JZ
1.30%) 7/25/29 •	5,138	$5,141	3.00% 4/20/47	3,258	3,435
Series 2017-C04 2M2			Series 2017-130 YJ
4.511% (LIBOR01M +			2.50% 8/20/47	40,000	41,523
2.85%) 11/25/29 •	90,000	93,365	Series 2018-34 TY
Series 2018-C02 2M2			3.50% 3/20/48	45,000	48,028
3.861% (LIBOR01M +
2.20%, Floor 2.20%)			Total Agency Collateralized Mortgage
8/25/30 •	113,702	115,345	Obligations (cost $2,375,435)		2,461,117
Series 2018-C03 1M2
3.811% (LIBOR01M +			Agency Commercial Mortgage-Backed Securities - 2.91%
2.15%, Floor 2.15%)			Freddie Mac Multifamily
10/25/30 •	170,000	173,105	Structured Pass Through
Series 2018-C05 1M2			Certificates
4.011% (LIBOR01M +			Series K058 A2 2.653%
2.35%, Floor 2.35%)			8/25/26 ◆	1,095,000	1,155,462
1/25/31 •	125,000	127,373	FREMF Mortgage Trust
Fannie Mae REMIC Trust			Series 2010-K7 B 144A
Series 2004-W11 1A2			5.728% 4/25/20 #•	95,000	95,230
6.50% 5/25/44	14,218	16,455	Series 2010-K8 B 144A
Fannie Mae REMICs			5.444% 9/25/43 #•	1,000,000	1,007,072
Series 2011-118 DC			Series 2011-K11 B 144A
4.00% 11/25/41	188,053	201,067	4.567% 12/25/48 #•	730,000	742,916
Series 2015-89 AZ			Series 2011-K15 B 144A
3.50% 12/25/45	21,978	24,254	5.129% 8/25/44 #•	150,000	155,685
Series 2017-40 GZ			Series 2012-K22 B 144A
3.50% 5/25/47	52,842	57,853	3.812% 8/25/45 #•	60,000	62,370
Freddie Mac REMICs			Series 2013-K25 C 144A
Series 4676 KZ			3.744% 11/25/45 #•	280,000	290,305
2.50% 7/15/45	53,555	54,046	Series 2013-K713 B 144A
Freddie Mac Stacr Remic Trust			3.313% 4/25/46 #•	35,000	34,962
Series 2019-HQA4			Series 2013-K713 C 144A
M2 144A 3.711%			3.313% 4/25/46 #•	135,000	134,872
(LIBOR01M + 2.05%)			Series 2014-K717 B 144A
11/25/49 #•	500,000	505,186	3.754% 11/25/47 #•	90,000	92,180
Freddie Mac Structured			Series 2014-K717 C 144A
Agency Credit Risk Debt			3.754% 11/25/47 #•	40,000	40,804
Notes			Series 2016-K53 B 144A
Series 2017-DNA1 M2			4.157% 3/25/49 #•	15,000	16,049
4.911% (LIBOR01M +			Series 2016-K722 B 144A
3.25%, Floor 3.25%)			3.975% 7/25/49 #•	370,000	386,405
7/25/29 •	250,000	265,409	Series 2017-K71 B 144A
Series 2017-DNA3 M2			3.882% 11/25/50 #•	80,000	85,097
4.161% (LIBOR01M +
2.50%) 3/25/30 •	500,000	517,976	Total Agency Commercial
Series 2018-HQA1 M2			Mortgage-Backed
3.961% (LIBOR01M +			Securities (cost $4,221,103)		4,299,409
2.30%) 9/25/30 •	185,000	188,231

(continues) NQ-DPT-164 [1/20] 3/20 (1110462) 1

Schedule of investments

Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio (Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Agency Mortgage-Backed Securities - 20.94%			Agency Mortgage-Backed Securities (continued)
Fannie Mae			Freddie Mac S.F. 30 yr
3.00% 2/1/57	210,154	$217,910	5.50% 6/1/41	343,077	$386,083
Fannie Mae FHAVA			6.00% 7/1/40	837,847	964,421
4.50% 7/1/40	43,300	47,731	GNMA II S. F. 30 yr
Fannie Mae S. F. 30 yr			5.50% 5/20/37	13,273	14,852
3.00% 10/1/46	1,304,367	1,348,044	6.00% 2/20/39	14,645	16,365
3.00% 4/1/47	166,977	172,413	6.00% 10/20/39	57,880	66,076
3.00% 11/1/48	690,699	711,245	6.00% 2/20/40	56,654	64,321
3.00% 10/1/49	690,238	707,265	6.00% 4/20/46	18,139	20,093
3.00% 11/1/49	486,444	497,542	Total Agency Mortgage-Backed Securities
3.00% 12/1/49	378,632	391,304	(cost $30,274,053)		30,882,613
3.00% 1/1/50	1,023,190	1,047,461
3.50% 3/1/48	513,079	534,479	Collateralized Debt Obligations - 1.96%
3.50% 7/1/48	1,890,664	1,968,624	Apex Credit CLO 2017
3.50% 11/1/48	479,000	499,116	Series 2017-1A A1
3.50% 6/1/49	1,013,897	1,046,010	144A 3.271% (LIBOR03M
3.50% 11/1/49	2,083,865	2,154,440	+ 1.47%, Floor 1.47%)
3.50% 12/1/49	1,698,010	1,788,631	4/24/29 #•	295,000	294,850
3.50% 1/1/50	732,000	759,160	CFIP CLO
4.00% 4/1/48	276,822	292,353	Series 2017-1A A
4.50% 6/1/40	46,421	50,665	144A 3.039% (LIBOR03M
4.50% 2/1/41	148,720	162,383	+ 1.22%) 1/18/30 #•	500,000	500,413
4.50% 8/1/41	49,572	55,162	Man GLG US CLO
4.50% 5/1/46	376,299	410,841	Series 2018-1A A1R
4.50% 4/1/48	1,116,849	1,219,359	144A 2.959% (LIBOR03M
4.50% 9/1/48	64,612	69,530	+ 1.14%) 4/22/30 #•	700,000	696,247
4.50% 12/1/48	575,407	610,384	Mariner CLO 5
			Series 2018-5A A
4.50% 1/1/49	1,434,850	1,554,965	144A 2.904% (LIBOR03M
4.50% 11/1/49	444,162	471,063	+ 1.11%, Floor 1.11%)
4.50% 1/1/50	278,000	298,553	4/25/31 #•	400,000	399,456
5.00% 1/1/40	525,695	588,820	Midocean Credit CLO IX
5.00% 6/1/44	122,878	137,499	Series 2018-9A A1
5.00% 7/1/47	200,310	221,729	144A 2.969% (LIBOR03M
5.50% 2/1/47	2,260,582	2,549,288	+ 1.15%, Floor 1.15%)
5.50% 8/1/48	165,928	182,267	7/20/31 #•	250,000	248,733
6.00% 6/1/41	356,525	410,158	Midocean Credit CLO VIII
6.00% 7/1/41	457,277	530,257	Series 2018-8A A1
6.00% 1/1/42	294,620	338,964	144A 3.049% (LIBOR03M
6.00% 9/30/48	744,644	856,523	+ 1.15%) 2/20/31 #•	250,000	248,822
Freddie Mac S.F. 30 yr			Saranac CLO VII
			Series 2014-2A A1AR
3.00% 12/1/48	1,967,143	2,024,783	144A 3.129% (LIBOR03M
3.00% 11/1/49	385,696	395,211	+ 1.23%) 11/20/29 #•	250,000	249,718
3.00% 12/1/49	110,813	113,578	Steele Creek CLO
3.00% 1/1/50	196,609	202,522	Series 2017-1A A
4.00% 10/1/47	750,885	792,819	144A 3.081% (LIBOR03M
4.50% 3/1/42	41,706	45,598	+ 1.25%) 1/15/30 #•	250,000	250,482
4.50% 3/1/49	255,429	274,247	Total Collateralized Debt Obligations
4.50% 8/1/49	482,005	526,289	(cost $2,895,304)		2,888,721
5.00% 7/1/45	65,938	73,217

2 NQ-DPT-164 [1/20] 3/20 (1110462)

(Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Corporate Bonds - 37.08%			Corporate Bonds (continued)
Banking - 7.13%			Banking (continued)
Banco de Credito del			UBS Group
Peru 144A			144A 4.125% 9/24/25 #	225,000	$248,593
2.70% 1/11/25 #	200,000	$200,552	6.875%µy	400,000	415,966
Banco del Estado de			7.125%µy	200,000	211,892
Chile 144A			UBS Group Funding
2.704% 1/9/25 #	200,000	201,800	Switzerland 6.875%µy	330,000	370,734
Bancolombia			US Bancorp
4.625% 12/18/29 µ	200,000	206,600	3.00% 7/30/29	225,000	237,457
Bangkok Bank 144A			3.10% 4/27/26	140,000	148,606
3.733% 9/25/34 #µ	200,000	208,696	3.375% 2/5/24	235,000	249,769
Bank of America			3.60% 9/11/24	40,000	43,121
3.458% 3/15/25 µ	700,000	741,226
Bank of China 144A			3.95% 11/17/25	495,000	552,489
5.00% 11/13/24 #	200,000	220,811	US Bank 3.40% 7/24/23	250,000	264,322
			USB Capital IX 3.50%
BBVA Bancomer 144A			(LIBOR03M + 1.02%)y•	125,000	113,343
6.75% 9/30/22 #	167,000	183,580
BBVA USA			Woori Bank 144A
2.875% 6/29/22	250,000	255,849	4.75% 4/30/24 #	200,000	217,131
3.875% 4/10/25	250,000	266,256			10,522,000
Credit Suisse Group			Basic Industry - 2.55%
144A 6.25%#µy	200,000	220,994	BHP Billiton Finance
144A 7.25%#µy	200,000	226,889	USA 144A
Fifth Third Bancorp			6.25% 10/19/75 #µ	400,000	410,578
3.65% 1/25/24	95,000	101,161	Chemours 7.00% 5/15/25	173,000	165,922
3.95% 3/14/28	225,000	253,255	CK Hutchison International
Fifth Third Bank			17 144A 2.875% 4/5/22 #	200,000	203,127
3.85% 3/15/26	250,000	272,662	Cydsa 144A
Goldman Sachs Group			6.25% 10/4/27 #	200,000	208,069
6.00% 6/15/20	645,000	654,796	Georgia-Pacific
Itau Unibanco Holding 144A			8.00% 1/15/24	310,000	380,495
3.25% 1/24/25 #	200,000	202,200	Hudbay Minerals 144A
JPMorgan Chase & Co.			7.625% 1/15/25 #	155,000	158,036
4.023% 12/5/24 µ	305,000	328,705	Israel Chemicals 144A
4.60%µy	135,000	137,990	6.375% 5/31/38 #	95,000	115,202
5.00%µy	330,000	345,409	Methanex 5.25% 12/15/29	320,000	337,908
Morgan Stanley			Minera Mexico 144A
5.00% 11/24/25	580,000	663,930	4.50% 1/26/50 #	200,000	208,347
PNC Financial Services Group			Newmont 2.80% 10/1/29	330,000	339,221
2.55% 1/22/30	95,000	97,286	OCP 144A 4.50% 10/22/25 #	200,000	216,471
2.60% 7/23/26	380,000	392,303	Orbia Advance 144A
Royal Bank of Scotland Group			5.50% 1/15/48 #	200,000	217,439
8.625%µy	300,000	324,533	RPM International
Santander UK 144A			4.55% 3/1/29	241,000	271,927
5.00% 11/7/23 #	180,000	196,021	Sasol Financing USA
Truist Bank			5.875% 3/27/24	305,000	328,776
2.636% 9/17/29 µ	334,000	337,493	Vedanta Resources Finance
Turkiye Garanti Bankasi 144A			II 144A 9.25% 4/23/26 #	200,000	193,733
5.25% 9/13/22 #	200,000	207,580			3,755,251

(continues) NQ-DPT-164 [1/20] 3/20 (1110462) 3

Schedule of investments

Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio (Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Corporate Bonds (continued)			Corporate Bonds (continued)
Brokerage - 0.23%			Communications (continued)
Jefferies Group			Crown Castle International
4.15% 1/23/30	100,000	$107,895	3.80% 2/15/28	305,000	$332,436
6.45% 6/8/27	30,000	36,144	4.30% 2/15/29	505,000	571,498
6.50% 1/20/43	160,000	201,071	5.25% 1/15/23	275,000	300,961
		345,110	CSC Holdings 144A
			5.50% 4/15/27 #	200,000	212,620
Capital Goods - 1.76%			Discovery Communications
Ashtead Capital 144A			4.125% 5/15/29	305,000	333,795
5.25% 8/1/26 #	230,000	245,605	5.20% 9/20/47	345,000	407,654
Cemex 144A			Fox
5.45% 11/19/29 #	200,000	213,500	144A 4.03% 1/25/24 #	220,000	236,939
L3Harris Technologies			144A 4.709% 1/25/29 #	145,000	169,040
2.90% 12/15/29	265,000	277,100	GTP Acquisition Partners I
144A 3.85% 6/15/23 #	80,000	85,069	144A 2.35% 6/15/20 #	100,000	99,400
Northrop Grumman			IHS Netherlands Holdco 144A
2.55% 10/15/22	200,000	204,353	7.125% 3/18/25 #	200,000	212,544
3.25% 8/1/23	60,000	63,127	Sprint Spectrum 144A
Roper Technologies			4.738% 3/20/25 #	220,000	231,496
2.35% 9/15/24	135,000	137,456	Terrier Media Buyer 144A
2.95% 9/15/29	325,000	338,231	8.875% 12/15/27 #	96,000	99,120
Standard Industries 144A			Time Warner Cable
5.00% 2/15/27 #	400,000	417,929	7.30% 7/1/38	360,000	488,738
Waste Management			Time Warner Entertainment
2.95% 6/15/24	240,000	251,083	8.375% 3/15/23	185,000	219,120
3.45% 6/15/29	224,000	245,763	Turk Telekomunikasyon 144A
4.15% 7/15/49	96,000	115,594	6.875% 2/28/25 #	200,000	220,618
			Verizon Communications
		2,594,810	4.50% 8/10/33	1,180,000	1,423,292
Communications - 6.25%			ViacomCBS 4.375% 3/15/43	305,000	330,645
Altice Luxembourg 144A			Vodafone Group
10.50% 5/15/27 #	200,000	231,630	4.25% 9/17/50	280,000	306,283
American Tower			4.875% 6/19/49	480,000	577,868
2.90% 1/15/30	65,000	66,215	Zayo Group 144A
AT&T			5.75% 1/15/27 #	240,000	245,759
4.35% 3/1/29	185,000	209,027
4.50% 3/9/48	125,000	141,285			9,213,931
Charter Communications			Consumer Cyclical - 1.52%
Operating			Allison Transmission 144A
4.464% 7/23/22	385,000	407,036	5.875% 6/1/29 #	240,000	262,567
4.80% 3/1/50	155,000	167,516	Ford Motor Credit
5.05% 3/30/29	220,000	253,137	3.087% 1/9/23	200,000	201,777
Comcast			Future Retail 144A
2.65% 2/1/30	125,000	129,120	5.60% 1/22/25 #	200,000	201,789
3.70% 4/15/24	305,000	328,402	General Motors
4.40% 8/15/35	40,000	48,737	5.00% 10/1/28	80,000	88,537
Connect Finco 144A			General Motors Financial
6.75% 10/1/26 #	200,000	212,000	5.25% 3/1/26	295,000	331,682
			Lowe’s 4.55% 4/5/49	500,000	603,675
			Murphy Oil USA
			5.625% 5/1/27	250,000	269,462

4 NQ-DPT-164 [1/20] 3/20 (1110462)

(Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Corporate Bonds (continued)			Corporate Bonds (continued)
Consumer Cyclical (continued)			Electric (continued)
Royal Caribbean Cruises			Entergy Texas
3.70% 3/15/28	110,000	$115,685	3.55% 9/30/49	130,000	$143,156
Scientific Games			Exelon
International 144A			3.497% 6/1/22	180,000	185,634
8.25% 3/15/26 #	150,000	163,031	3.95% 6/15/25	150,000	163,522
		2,238,205	FirstEnergy Transmission 144A
			4.55% 4/1/49 #	100,000	121,143
Consumer Non-Cyclical - 2.89%			Israel Electric 144A
AbbVie			5.00% 11/12/24 #	200,000	222,083
144A 2.95% 11/21/26 #	115,000	118,884	Kallpa Generacion 144A
144A 4.05% 11/21/39 #	421,000	459,976	4.125% 8/16/27 #	200,000	207,321
Alcon Finance 144A			Louisville Gas & Electric
3.00% 9/23/29 #	530,000	550,772	4.25% 4/1/49	280,000	341,166
Anheuser-Busch InBev			MidAmerican Energy
Worldwide			3.15% 4/15/50	170,000	179,670
3.65% 2/1/26	205,000	222,955	Mong Duong Finance
4.15% 1/23/25	280,000	309,053	Holdings 144A
BRF 144A 4.875% 1/24/30 #	200,000	205,900	5.125% 5/7/29 #	250,000	258,696
Bristol-Myers Squibb 144A			National Rural Utilities
2.90% 7/26/24 #	360,000	376,814	Cooperative Finance
Cigna 4.125% 11/15/25	225,000	247,561	5.25% 4/20/46 µ	2,000	2,214
Constellation Brands			Nevada Power
3.15% 8/1/29	240,000	250,624	3.125% 8/1/50	80,000	81,442
CVS Health 4.30% 3/25/28	255,000	283,110	NV Energy 6.25% 11/15/20	75,000	77,658
DH Europe Finance II			PacifiCorp 3.50% 6/15/29	310,000	342,582
2.60% 11/15/29	217,000	223,234	ReNew Power 144A
Gilead Sciences			5.875% 3/5/27 #	200,000	201,351
4.15% 3/1/47	370,000	429,420	Southern California Edison
JBS Investments II 144A			3.65% 2/1/50	60,000	63,160
7.00% 1/15/26 #	200,000	217,716	4.00% 4/1/47	105,000	116,926
MHP 144A 6.95% 4/3/26 #	200,000	209,404	4.875% 3/1/49	455,000	563,351
New York & Presbyterian			Southwestern Electric Power
Hospital 4.063% 8/1/56	130,000	158,593	4.10% 9/15/28	295,000	330,620
		4,264,016	Trans-Allegheny Interstate
			Line 144A 3.85% 6/1/25 #	160,000	173,426
Electric - 4.20%			Vistra Operations 144A
AEP Texas 3.45% 1/15/50	40,000	42,559	5.50% 9/1/26 #	210,000	218,888
CenterPoint Energy			Xcel Energy
3.85% 2/1/24	180,000	192,441	2.60% 12/1/29	55,000	55,670
4.25% 11/1/28	291,000	327,516	3.50% 12/1/49	355,000	377,654
Centrais Eletricas
Brasileiras 144A					6,199,227
3.625% 2/4/25 #	200,000	201,450	Energy - 5.36%
ComEd Financing III			AES Andres 144A
6.35% 3/15/33	60,000	69,996	7.95% 5/11/26 #	200,000	214,321
Duke Energy 4.875%µy	345,000	366,426	Energy Transfer Operating
Entergy Arkansas			5.25% 4/15/29	220,000	250,502
4.20% 4/1/49	155,000	189,003	6.25% 4/15/49	345,000	409,722
Entergy Mississippi			Eni 144A 4.25% 5/9/29 #	220,000	248,290
3.85% 6/1/49	330,000	382,503

(continues) NQ-DPT-164 [1/20] 3/20 (1110462) 5

Schedule of investments

Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio (Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Corporate Bonds (continued)			Corporate Bonds (continued)
Energy (continued)			Energy (continued)
Enterprise Products Operating			YPF 144A 44.438%
2.80% 1/31/30	100,000	$101,485	(BADLARPP + 4.00%)
3.70% 1/31/51	75,000	74,154	7/7/20 #•	125,000	$29,500
Gazprom PJSC Via Gaz					7,902,578
Capital 144A
4.95% 3/23/27 #	200,000	224,542	Finance Companies - 0.96%
Geopark 144A			AerCap Ireland Capital
6.50% 9/21/24 #	200,000	211,383	3.65% 7/21/27	340,000	357,239
Infraestructura Energetica			Air Lease 3.00% 2/1/30	200,000	200,517
Nova 144A			Avolon Holdings Funding
4.875% 1/14/48 #	200,000	202,787	144A 3.95% 7/1/24 #	535,000	563,997
Marathon Oil 4.40% 7/15/27	305,000	334,122	144A 4.375% 5/1/26 #	65,000	70,425
MPLX			International Lease Finance
4.00% 3/15/28	60,000	63,130	8.625% 1/15/22	200,000	225,084
4.125% 3/1/27	370,000	392,534			1,417,262
5.50% 2/15/49	600,000	688,322	Insurance - 0.39%
NiSource 5.65%µy	200,000	209,098	AssuredPartners 144A
Noble Energy			7.00% 8/15/25 #	87,000	88,739
3.25% 10/15/29	360,000	363,210	MetLife 6.40% 12/15/36	5,000	6,295
3.90% 11/15/24	200,000	213,667	Prudential Financial
4.20% 10/15/49	125,000	124,300	5.375% 5/15/45 µ	265,000	288,517
4.95% 8/15/47	260,000	285,713	USI 144A 6.875% 5/1/25 #	190,000	195,227
5.05% 11/15/44	75,000	82,143
Oasis Petroleum 144A					578,778
6.25% 5/1/26 #	125,000	95,628	REITs - 0.52%
Occidental Petroleum			American Tower Trust
2.90% 8/15/24	245,000	250,532	#1 144A 3.07% 3/15/23 #	120,000	122,913
3.50% 8/15/29	160,000	165,333	Arabian Centres Sukuk 144A
ONEOK 7.50% 9/1/23	505,000	592,907	5.375% 11/26/24 #	200,000	207,361
Petrobras Global			Corporate Office Properties
Finance 144A			3.60% 5/15/23	45,000	46,838
5.093% 1/15/30 #	106,000	116,452	5.25% 2/15/24	55,000	59,936
Petroleos Mexicanos			CubeSmart 3.00% 2/15/30	110,000	113,007
6.75% 9/21/47	60,000	60,920	Kaisa Group Holdings 144A
Sabine Pass Liquefaction			11.95% 10/22/22 #	200,000	211,356
5.625% 3/1/25	315,000	358,558			761,411
5.75% 5/15/24	359,000	404,561
Saudi Arabian Oil 144A			Technology - 2.11%
4.25% 4/16/39 #	220,000	244,182	Baidu 3.875% 9/29/23	200,000	210,876
Schlumberger Holdings 144A			Broadcom 144A
4.30% 5/1/29 #	210,000	235,014	3.125% 4/15/21 #	325,000	329,756
Southwestern Energy			CommScope
7.75% 10/1/27	175,000	145,692	Technologies 144A
Transcanada Trust			5.00% 3/15/27 #	130,000	118,303
5.50% 9/15/79 µ	305,000	329,551	Equinix 5.375% 5/15/27	280,000	303,982
Transocean Proteus 144A			Global Payments
6.25% 12/1/24 #	175,000	180,323	2.65% 2/15/25	470,000	481,946
			3.20% 8/15/29	340,000	357,165

6 NQ-DPT-164 [1/20] 3/20 (1110462)

(Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Corporate Bonds (continued)			Loan Agreements (continued)
Technology (continued)			Avis Budget Tranche B 1.75%
Intel			(LIBOR01M + 2.00%)
2.45% 11/15/29	200,000	$205,056	7/31/27 •	63,293	$63,134
3.25% 11/15/49	175,000	187,306	Bausch Health 4.67%
NXP			(LIBOR01M + 3.00%)
144A 4.125% 6/1/21 #	435,000	447,013	6/2/25 •	87,795	88,289
144A 4.30% 6/18/29 #	125,000	138,674	Berry Global Tranche W
			3.677% (LIBOR01M +
144A 4.875% 3/1/24 #	300,000	330,336	2.00%) 10/1/22 •	100,000	100,719
		3,110,413	Berry Global Tranche Y
Transportation - 0.78%			3.781% (LIBOR03M +
Aeropuertos Argentina			2.00%) 7/1/26 •	99,500	100,163
2000 144 A			Blue Ribbon 1st Lien 5.874%
6.875% 2/1/27 #	181,250	176,398	(LIBOR03M + 4.00%)
ASG Finance Designated			11/15/21 •	39,332	34,661
Activity 144A			Buckeye Partners 4.531%
7.875% 12/3/24 #	200,000	193,000	(LIBOR01M + 2.75%)
FedEx 4.05% 2/15/48	425,000	432,191	11/1/26 •	140,000	141,590
Latam Finance 144A			Builders FirstSource 4.645%
			(LIBOR01M + 3.00%)
7.00% 3/1/26 #	200,000	217,469	2/29/24 •	3,767	3,792
Rutas 2 and 7 Finance 144A			Calpine 4.20% (LIBOR03M +

3.413% 9/30/36 #	200,000	133,787	2.75%) 4/5/26 •	49,750	50,036
		1,152,845	Charter Communications
Utilities - 0.43%			Operating Tranche B2
			3.40% (LIBOR01M +
Aegea Finance 144A			1.75%) 2/1/27 •	102,794	103,350
5.75% 10/10/24 #	200,000	211,335
Empresas Publicas de			Chemours Tranche B-2 3.40%
			(LIBOR01M + 1.75%)
Medellin 144A			4/3/25 •	219,384	211,842
4.25% 7/18/29 #	200,000	210,719
KazTransGas JSC 144A			CityCenter Holdings 3.895%
			(LIBOR01M + 2.25%)
4.375% 9/26/27 #	200,000	214,262	4/18/24 •	99,237	99,546
		636,316	Core & Main 4.572%
			(LIBOR03M + 2.75%)
Total Corporate Bonds (cost $52,178,935)		54,692,153	8/1/24 •	142,093	142,388
			CSC Holdings 4.176%
Loan Agreements - 3.41%			(LIBOR03M + 2.50%)
American Airlines Tranche B			4/15/27 •	64,188	64,589
3.676% (LIBOR03M +			Daita Tranche B 3.895%
2.00%) 12/14/23 •	197,340	197,550	(LIBOR01M + 2.25%)
Aramark Services Tranche B-3			8/12/26 •	124,688	125,255
3.395% (LIBOR01M +			Edgewater Generation
1.75%) 3/11/25 •	69,950	70,343	5.395% (LIBOR01M +
AthenaHealth Tranche B 1st			3.75%) 12/15/25 •	49,500	48,737
Lien 6.401% (LIBOR03M +			Ensemble RCM 5.659%
4.50%) 2/11/26 •	84,363	84,916	(LIBOR03M + 3.75%)
Avis Budget Car Rental			8/1/26 •	74,813	75,210
Tranche B 3.65%			ESH Hospitality 3.645%
(LIBOR01M + 2.00%)			(LIBOR01M + 2.00%)
2/7/25 •	63,293	63,490	9/18/26 •	133,395	134,396

(continues) NQ-DPT-164 [1/20] 3/20 (1110462) 7

Schedule of investments

Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio (Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Loan Agreements (continued)			Loan Agreements (continued)
Gardner Denver Tranche B-1			Prestige Brands Tranche B-4
4.395% (LIBOR01M +			3.645% (LIBOR01M +
2.75%) 7/30/24 •	37,357	$37,552	2.00%) 1/26/24 •	86,400	$87,094
Gray Television Tranche B-2			Scientific Games International
4.031% (LIBOR01M +			Tranche B-5 4.395%
2.25%) 2/7/24 •	107,721	108,170	(LIBOR01M + 2.75%)
GVC Holdings Tranche B2			8/14/24 •	138,545	138,689
4.145% (LIBOR01M +			Sinclair Television Group
2.50%) 3/29/24 •	135,585	136,538	Tranche B 3.90%
HCA Tranche B-12 3.395%			(LIBOR01M + 2.25%)
(LIBOR01M + 1.75%)			1/3/24 •	144,742	145,405
3/13/25 •	227,671	229,236	Sprint Communications
Hilton Worldwide Finance			4.188% (LIBOR01M +
Tranche B-2 3.411%			2.50%) 2/2/24 •	233,532	230,686
(LIBOR01M + 1.75%)			4.688% (LIBOR01M +
6/22/26 •	35,550	35,864	3.00%) 2/2/24 •	49,500	48,881
Ineos US Finance 3.645%			SS&C Technologies Tranche B3
(LIBOR01M + 2.00%)			3.395% (LIBOR01M +
4/1/24 •	99,050	99,167	1.75%) 4/16/25 •	57,208	57,356
IQVIA Tranche B-3 3.695%			SS&C Technologies Tranche
(LIBOR03M + 1.75%)			B-4 3.395% (LIBOR01M +
6/11/25 •	142,825	143,985	1.75%) 4/16/25 •	40,822	40,927
Iron Mountain Information			Transdigm Tranche F 4.145%
Management Tranche B			(LIBOR01M + 2.50%)
3.395% (LIBOR01M +			6/9/23 •	128,317	128,377
1.75%) 1/2/26 •	120,942	120,842	US Foods Tranche B 3.645%
JBS USA LUX 3.645%			(LIBOR01M + 2.00%)
(LIBOR01M + 2.00%)			9/13/26 •	119,700	120,401
5/1/26 •	24,813	24,978	Vistra Operations 3.40%
MGM Growth Properties			(LIBOR01M + 1.75%)
Operating Partnership			12/31/25 •	215,463	216,607
Tranche B 3.566%			Zayo Group Tranche B-2
(LIBOR01M + 2.00%)			3.895% (LIBOR01M +
3/21/25 •	104,076	104,604	2.25%) 1/19/24 •	196,000	196,521
Microchip Technology 3.65%
(LIBOR01M + 2.00%)			Total Loan Agreements
5/29/25 •	135,100	135,809	(cost $5,023,823)		5,028,670
Numericable U. S. Tranche
B-11 4.395% (LIBOR01M			Municipal Bonds - 0.11%
+ 2.75%) 7/31/25 •	66,713	66,302	California State
Numericable US Tranche B-13			(Build America Bonds)
5.676% (LIBOR01M +			7.55% 4/1/39	75,000	126,923
4.00%) 8/14/26 •	34,563	34,621	South Carolina Public Service
ON Semiconductor Tranche			Authority
B-4 3.645% (LIBOR01M +			Series D 4.77% 12/1/45	30,000	37,598
2.00%) 9/16/26 •	74,722	75,246	Total Municipal Bonds
Penn National Gaming			(cost $145,451)		164,521
Tranche B-1 3.895%
(LIBOR01M + 2.25%)
10/15/25 •	123,189	123,875
PQ Tranche B-1 4.277%
(LIBOR03M + 2.50%)
2/8/25 •	136,359	136,941

8 NQ-DPT-164 [1/20] 3/20 (1110462)

(Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Non-Agency Asset-Backed Securities - 3.21%			Non-Agency Asset-Backed Securities (continued)
Citicorp Residential Mortgage			PFS Financing
Trust			Series 2018-E A 144A
Series 2006-3 A5			2.126% (LIBOR01M +
5.206% 11/25/36 •	277,548	$285,721	0.45%) 10/17/22 #•	505,000	$504,976
Ford Credit Auto Lease Trust			Towd Point Mortgage Trust
Series 2019-B A2A			Series 2015-5 A1B 144A
2.28% 2/15/22	700,000	702,311	2.75% 5/25/55 #•	29,520	29,576
Ford Credit Auto Owner Trust			Series 2015-6 A1B 144A
Series 2018-1 A 144A			2.75% 4/25/55 #•	36,599	36,828
3.19% 7/15/31 #	160,000	170,022	Series 2017-1 A1 144A
HOA Funding			2.75% 10/25/56 #•	50,673	51,282
Series 2014-1A A2 144A			Series 2017-2 A1 144A
4.846% 8/20/44 #	44,750	44,849	2.75% 4/25/57 #•	51,201	51,742
Hyundai Auto Lease			Series 2018-1 A1 144A
Securitization Trust			3.00% 1/25/58 #•	68,936	70,218
Series 2020-A A2 144A			Verizon Owner Trust
1.90% 5/16/22 #	300,000	300,559	Series 2017-3A A1A 144A
Mercedes-Benz Auto Lease			2.06% 4/20/22 #	144,020	144,199
Trust			Volvo Financial Equipment
Series 2019-B A2			Master Owner Trust
2.01% 12/15/21	100,000	100,144	Series 2017-A A 144A
Series 2020-A A2			2.176% (LIBOR01M +
1.82% 3/15/22	100,000	99,859	0.50%) 11/15/22 #•	255,000	255,861
Mercedes-Benz Master Owner			Wendys Funding
Trust			Series 2018-1A A2I 144A
Series 2017-BA A 144A			3.573% 3/15/48 #	78,400	80,211
2.096% (LIBOR01M +
0.42%) 5/16/22 #•	500,000	500,446	Total Non-Agency Asset-Backed Securities
Series 2018-BA A 144A			(cost $4,687,101)		4,735,326
2.016% (LIBOR01M +
0.34%) 5/15/23 #•	100,000	100,168	Non-Agency Collateralized Mortgage Obligations - 2.00%
Series 2019-AA A 144A			Chase Home Lending
2.026% (LIBOR01M +			Mortgage Trust
0.35%) 5/15/23 #•	530,000	530,908	Series 2019-ATR2 A3 144A
Navistar Financial Dealer Note			3.50% 7/25/49 #•	189,852	193,788
Master Owner Trust II			Connecticut Avenue Securities
Series 2018-1 A 144A			Trust
2.291% (LIBOR01M +			Series 2019-R01
0.63%, Floor 0.63%)			2M2 144A 4.111%
9/25/23 #•	55,000	55,101	(LIBOR01M + 2.45%)
Nissan Master Owner Trust			7/25/31 #•	125,000	126,708
Receivables			Flagstar Mortgage Trust
Series 2017-C A 1.996%			Series 2018-5 A7 144A
(LIBOR01M + 0.32%)			4.00% 9/25/48 #•	45,146	45,484
10/17/22 •	265,000	265,237	Galton Funding Mortgage
Penarth Master Issuer			Trust
Series 2018-2A A1 144A			Series 2018-1 A43 144A
2.108% (LIBOR01M +			3.50% 11/25/57 #•	44,890	45,147
0.45%) 9/18/22 #•	355,000	355,108	GS Mortage-Backed Securities
			Trust
			Series 2020-PJ1 A1 144A
			3.50% 5/1/50 #•	200,000	206,330

(continues) NQ-DPT-164 [1/20] 3/20 (1110462) 9

Schedule of investments

Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio (Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Non-Agency Collateralized Mortgage Obligations			Non-Agency Collateralized Mortgage Obligations
(continued)			(continued)
Holmes Master Issuer			Sequoia Mortgage Trust
Series 2018-2A A2 144A			Series 2019-CH1 A1 144A
2.251% (LIBOR03M +			4.50% 3/25/49 #•	115,422	$118,148
0.42%) 10/15/54 #•	155,825	$155,878
JPMorgan Mortgage Trust			Total Non-Agency Collateralized Mortgage
Series 2014-2 B1 144A			Obligations (cost $2,887,528)		2,957,360
3.405% 6/25/29 #•	53,428	54,439
Series 2014-2 B2 144A			Non-Agency Commercial Mortgage-Backed Securities -
3.405% 6/25/29 #•	53,428	54,295	5.71%
Series 2014-IVR6			BANK
2A4 144A			Series 2017-BNK5 A5
2.50% 7/25/44 #•	100,000	100,195	3.39% 6/15/60	225,000	244,869
Series 2015-4 B1 144A			Series 2017-BNK5 B
3.621% 6/25/45 #•	89,134	92,487	3.896% 6/15/60 •	95,000	102,235
Series 2015-4 B2 144A			Series 2017-BNK7 A5
3.621% 6/25/45 #•	89,134	92,325	3.435% 9/15/60	190,000	207,552
Series 2015-5 B2 144A			Series 2019-BN20 A3
3.118% 5/25/45 #•	93,313	94,132	3.011% 9/15/61	205,000	219,072
Series 2015-6 B1 144A			Series 2019-BN21 A5
3.596% 10/25/45 #•	87,926	90,512	2.851% 10/17/52	200,000	211,020
Series 2015-6 B2 144A			BENCHMARK Mortgage Trust
3.596% 10/25/45 #•	87,926	90,254	Series 2018-B1 A5
Series 2016-4 B1 144A			3.666% 1/15/51 •	400,000	443,558
3.896% 10/25/46 #•	91,513	96,322	Series 2018-B3 A5
Series 2016-4 B2 144A			4.025% 4/10/51	130,000	147,595
3.896% 10/25/46 #•	91,513	95,735	Cantor Commercial Real
Series 2017-2 A3 144A			Estate Lending
3.50% 5/25/47 #•	38,268	39,203	Series 2019-CF2 A5
Series 2019-LTV3 A3 144A			2.874% 11/15/52	200,000	210,361
3.50% 3/25/50 #=•	234,654	239,365	CD Mortgage Trust
New Residential Mortgage			Series 2019-CD8 A4
Loan Trust			2.912% 8/15/57	100,000	106,002
Series 2018-RPL1 A1 144A			CFCRE Commercial Mortgage
3.50% 12/25/57 #•	78,615	81,567	Trust
Sequoia Mortgage Trust			Series 2016-C7 A3
Series 2014-2 A4 144A			3.839% 12/10/54	185,000	204,436
3.50% 7/25/44 #•	22,320	22,768	Citigroup Commercial
Series 2015-1 B2 144A			Mortgage Trust
3.875% 1/25/45 #•	39,419	40,663	Series 2014-GC25 A4
Series 2015-2 B2 144A			3.635% 10/10/47	120,000	128,729
3.738% 5/25/45 #•	329,868	341,029	Series 2016-P3 A4
Series 2017-4 A1 144A			3.329% 4/15/49	308,000	331,166
3.50% 7/25/47 #•	66,493	67,994	Series 2017-C4 A4
Series 2017-5 B1 144A			3.471% 10/12/50	120,000	131,203
3.851% 8/25/47 #•	240,027	253,180	Series 2019-C7 A4
Series 2018-8 A4 144A			3.102% 12/15/72	280,000	299,990
4.00% 11/25/48 #•	118,285	119,412	COMM Mortgage Trust
			Series 2013-CR6 AM 144A
			3.147% 3/10/46 #	105,000	108,379
			Series 2013-WWP A2
			144A 3.424% 3/10/31 #	100,000	104,827

10 NQ-DPT-164 [1/20] 3/20 (1110462)

(Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Non-Agency Commercial Mortgage-Backed Securities			Non-Agency Commercial Mortgage-Backed Securities
(continued)			(continued)
COMM Mortgage Trust			JPMorgan Chase Commercial
Series 2014-CR19 A5			Mortgage Securities Trust
3.796% 8/10/47	80,000	$86,256	Series 2016-JP2 AS
Series 2014-CR20 AM			3.056% 8/15/49	180,000	$187,471
3.938% 11/10/47	350,000	373,851	Series 2016-WIKI A 144A
Series 2015-3BP A 144A			2.798% 10/5/31 #	105,000	106,116
3.178% 2/10/35 #	130,000	137,876	Series 2016-WIKI B 144A
Series 2015-CR23 A4			3.201% 10/5/31 #	85,000	86,045
3.497% 5/10/48	115,000	123,747	Series 2019-OSB A 144A
DB-JPM			3.397% 6/5/39 #	100,000	109,250
Series 2016-C1 A4			LB-UBS Commercial
3.276% 5/10/49	165,000	176,616	Mortgage Trust
Series 2016-C1 B			Series 2006-C6 AJ
4.195% 5/10/49 •	25,000	27,162	5.452% 9/15/39 •	40,196	21,398
Series 2016-C3 A5			Morgan Stanley BAML Trust
2.89% 8/10/49	140,000	147,295	Series 2014-C17 A5
GRACE Mortgage Trust			3.741% 8/15/47	100,000	107,346
Series 2014-GRCE A 144A			Series 2015-C26 A5
3.369% 6/10/28 #	250,000	253,109	3.531% 10/15/48	120,000	129,760
GS Mortgage Securities Trust			Series 2016-C29 A4
Series 2010-C1 C 144A			3.325% 5/15/49	95,000	102,035
5.635% 8/10/43 #•	100,000	100,809	Morgan Stanley Capital I Trust
Series 2015-GC32 A4			Series 2006-HQ10 B
3.764% 7/10/48	75,000	82,134	5.448% 11/12/41 •	69,463	63,253
Series 2017-GS5 A4			UBS Commercial Mortgage
3.674% 3/10/50	175,000	192,209	Trust
Series 2017-GS6 A3			Series 2018-C9 A4
3.433% 5/10/50	115,000	125,384	4.117% 3/15/51 •	225,000	256,640
Series 2018-GS9 A4			UBS-Barclays Commercial
3.992% 3/10/51 •	130,000	146,744	Mortgage Trust
Series 2018-GS9 B			Series 2013-C5 B 144A
4.321% 3/10/51 •	125,000	138,824	3.649% 3/10/46 #•	150,000	154,357
Series 2019-GC39 A4			Wells Fargo Commercial
3.567% 5/10/52	70,000	77,639	Mortgage Trust
Series 2019-GC42 A4			Series 2015-NXS3 A4
3.001% 9/1/52	345,000	367,597	3.617% 9/15/57	80,000	86,903
JPM-BB Commercial			Series 2016-BNK1 A3
Mortgage Securities Trust			2.652% 8/15/49	155,000	160,516
Series 2015-C33 A4			Series 2017-C38 A5
3.77% 12/15/48	255,000	279,175	3.453% 7/15/50	140,000	152,756
JPM-DB Commercial			Total Non-Agency Commercial
Mortgage Securities Trust			Mortgage-Backed Securities
Series 2017-C7 A5			(cost $8,068,388)		8,418,702
3.409% 10/15/50	290,000	315,600
JPMorgan Chase Commercial			Sovereign Bonds - 1.51%Δ
Mortgage Securities Trust			Argentina - 0.09%
Series 2013-LC11 B			Argentine Republic
3.499% 4/15/46	150,000	154,380	Government International
Series 2015-JP1 A5			Bond 5.625% 1/26/22	258,000	127,661
3.914% 1/15/49	170,000	187,455
					127,661

(continues) NQ-DPT-164 [1/20] 3/20 (1110462) 11

Schedule of investments

Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio (Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Sovereign BondsΔ (continued)			Sovereign BondsΔ (continued)
Brazil - 0.14%			Uzbekistan - 0.15%
Brazilian Government			Republic of Uzbekistan Bond
International Bond			144A 5.375% 2/20/29 #	200,000	$223,644
4.75% 1/14/50	200,000	$206,700
					223,644
		206,700
Egypt - 0.16%			Total Sovereign Bonds (cost $2,149,937)		2,229,938
Egypt Government			Supranational Bank - 0.14%
International Bond
144A 8.70% 3/1/49 #	200,000	231,053	Banque Ouest Africaine de
			Developpement 144A
		231,053	4.70% 10/22/31 #	200,000	210,137
El Salvador - 0.13%			Total Supranational Bank (cost $200,000)		210,137
El Salvador Government
International Bond
144A 7.125% 1/20/50 #	175,000	192,139
			US Treasury Obligations - 18.30%
		192,139	US Treasury Bonds
Ivory Coast - 0.14%			2.375% 11/15/49	860,000	932,764
Ivory Coast Government			4.50% 2/15/36	4,860,000	6,770,303
International Bond			US Treasury Notes
144A 6.125% 6/15/33 #	200,000	205,476	1.50% 7/15/20	2,470,000	2,469,421
		205,476	1.75% 12/31/24	8,835,000	9,014,633
Qatar - 0.15%			1.75% 11/15/29	5,585,000	5,707,608
Qatar Government			US Treasury Strip Principal
International Bond			2.26% 5/15/44	3,450,000	2,096,397
144A 4.00% 3/14/29 #	200,000	225,921	Total US Treasury Obligations
		225,921	(cost $26,314,324)		26,991,126
Russia - 0.15%				Number of
Russian Foreign Bond -				shares
Eurobond
144A 4.25% 6/23/27 #	200,000	221,225	Short-Term Investments - 4.82%

		221,225	Money Market Mutual Funds - 4.82%
			BlackRock
Senegal - 0.14%			FedFund - Institutional
Senegal Government			Shares (seven-day effective
International Bond			yield 1.49%)	1,422,483	1,422,483
144A 6.75% 3/13/48 #	200,000	205,393	Fidelity Investments Money
		205,393	Market Government
			Portfolio - Class I
South Africa - 0.13%			(seven-day effective yield
Republic of South Africa			1.46%)	1,422,482	1,422,482
Government International			GS Financial Square
Bond 5.75% 9/30/49	200,000	197,246	Government
		197,246	Fund - Institutional Shares
			(seven-day effective yield
Turkey - 0.13%			1.46%)	1,422,482	1,422,482
Turkey Government			Morgan Stanley Government
International Bond			Portfolio - Institutional
5.75% 5/11/47	200,000	193,480	Share Class (seven-day
		193,480	effective yield 1.45%)	1,422,482	1,422,482

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(Unaudited)

	Number of	Value	◆ Pass Through Agreement. Security represents the contractual right
	shares	(US $)		to receive a proportionate amount of underlying payments due to
Short-Term Investments (continued)				the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
Money Market Mutual Funds (continued)
			=	The value of this security was determined using significant unobservable
State Street Institutional US				inputs and is reported as a Level 3 security.
Government Money Market
Fund - Investor Class			°	Principal amount shown is stated in USD unless noted that the security
(seven-day effective yield				is denominated in another currency.
1.44%)	1,422,482	$1,422,483	Δ Securities have been classified by country of origin.
			µ	Fixed to variable rate investment. The rate shown reflects the fixed
		7,112,412		rate in effect at Jan. 31, 2020. Rate will reset at a future date.
Total Short-Term Investments			y No contractual maturity date.
(cost $7,112,412)		7,112,412	• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at Jan. 31, 2020. For securities based on a published
Total Value of				reference rate and spread,the reference rate and spread are indicated
Securities - 103.77%				intheirdescriptionabove. Thereferenceratedescriptions(i. e. LIBOR03M,
(cost $148,533,794)		153,072,205		LIBOR06M,etc. ) used in this report are identical for different securities,
Liabilities Net of Receivables and Other				but the underlying reference rates may differ due to the timing of
Assets - (3.77%)		(5,562,846)		the reset period. Certain variable rate securities are not based on
Net Assets Applicable to 14,392,313 Shares				a published reference rate and spread but are determined by the
Outstanding - 100.00%		$147,509,359		issuer or agent and are based on current market conditions, or for mortgage-backed securities,are impacted by the individual mortgages
# Security exempt from registration under Rule 144A of the Securities				which are paying off over time. These securities do not indicate a
Act of 1933, as amended. At Jan. 31, 2020, the aggregate value				reference rate and spread in their description above.
of Rule 144A securities was $33,806,845, which represents 22.92%
of the Portfolio’s net assets.

The following futures contracts were outstanding at Jan. 31, 2020:

Futures Contracts
			Notional		Value/	Variation Margin
		Notional	Cost	Expiration	Unrealized	Due from
Contracts to	Buy (Sell)	Amount	(Proceeds)	Date	Appreciation	(Due to) Brokers
103	US Treasury 5 yr Notes	$12,392,992	$12,248,994	3/31/20	$143,998	$26,554
7	US Treasury 10 yr Notes	921,594	902,217	3/20/20	19,377	4,813
Total Futures Contracts			$13,151,211		$163,375	$31,367

The use of futures contracts involves elements of market risk and	FHAVA - Federal Housing Administration & Veterans
risks in excess of the amounts disclosed in the financial statements.	Administration
The notional amounts presented above represent the Portfolio’s total	FREMF - Freddie Mac Multifamily
exposure in such contracts, whereas only the net unrealized	GNMA - Government National Mortgage
appreciation (depreciation) is reflected in the Portfolio’s net assets.	Association
GS - Goldman Sachs
Summary of abbreviations:	ICE - Intercontinental Exchange, Inc.
BB - Barclays Bank	JPM - JPMorgan
BADLARPP - Argentina Term Deposit Rate	LB - Lehman Brothers
BAML - Bank of America Merrill Lynch	LIBOR - London Interbank Offered Rate
CLO - Collateralized Loan Obligation	LIBOR01M - ICE LIBOR USD 1 Month
DB - Deutsche Bank AG	LIBOR03M - ICE LIBOR USD 3 Month

NQ-DPT-164 [1/20] 3/20 (1110462) 13

Schedule of investments

Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio (Unaudited)

Summary of abbreviations: (continued)	S.F. - Single Family
LIBOR06M - ICE LIBOR USD 6 Month	USD - US Dollar
REIT - Real Estate Investment Trust	yr - Year
REMIC - Real Estate Mortgage Investment Conduit

14 NQ-DPT-164 [1/20] 3/20 (1110462)